Income Tax Effects Allocated to and Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (445)	$ (2,585)	$ 5,673	$ (6,627)
Pretax amount	2,272	5,397	(9,747)	14,375
Tax effect	(419)	3,257	(1,489)	2,075
Net-of-Tax Amount	1,853	2,140	(8,258)	12,300
Ending Balance	1,408	(445)	(2,585)	5,673
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(186)	(1,242)	6,287
Pretax amount	4,875	3,718	(8,609)
Tax effect	1,357	2,662	(1,080)
Net-of-Tax Amount	3,518	1,056	(7,529)
Ending Balance	3,332	(186)	(1,242)
Change in Accumulated OCI Related to Postretirement Healthcare Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(287)	(1,343)	(614)
Pretax amount	(2,603)	1,651	(1,138)
Tax effect	(938)	595	(409)
Net-of-Tax Amount	(1,665)	1,056	(729)
Ending Balance	(1,952)	(287)	(1,343)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax amount		28
Net-of-Tax Amount		28
Ending Balance	$ 28	$ 28